Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

Future gross minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation as of December 31, 2020, are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

As of
December 31,
2020
Period
Not later than one year	175,642
Later than one year and not later than two years	139,708
Later than two years and not later than three years	116,197
Later than three years and not later than four years	56,156
Later than four years and not later than five years	50,280
Later than five years	14,469
Total	552,452

In September 2017 and July 2018, GasLog LNG Services Ltd. entered into maintenance agreements with Wartsila Greece S.A. (“Wartsila”) in respect of eight of the Partnership’s LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

In March 2019, GasLog LNG Services entered into an agreement with Samsung Heavy Industries Co., Ltd. (“Samsung”) in respect of eleven of the Partnership’s LNG carriers. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years. As of December 31, 2020, ballast water management systems had been installed on six out of the eleven vessels.

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.